Stockholders’ Equity/(Deficit) - Schedule of Outstanding Isos and Related Activity (Details) - Stock Options [Member] - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Outstanding Isos and Related Activity [Line Items]
Number of Shares, Options Outstanding, Ending Balance	406	300	308
Weighted- Average Exercise Price Per Share, Options Outstanding, Ending Balance	$ 3,157.8	$ 3,157.8	$ 3,157.8
Weighted- Average Remaining Contractual Term (in years), Options outstanding, Beginning balance	2 years 9 months 25 days	10 months 9 days	1 year 10 months 9 days
Aggregate Intrinsic Value, Options outstanding, Beginning balance	$ 0	$ 0	$ 0
Number of Shares, Exercisable at December 31		300	308
Weighted- Average Exercise Price Per Share, Exercisable at December 31		$ 3,157.8	$ 3,157.8
Weighted- Average Remaining Contractual Term (in years), Exercisable at December 31		10 months 9 days	1 year 10 months 9 days
Aggregate Intrinsic Value, Exercisable at December 31		$ 0	$ 0
Number of Shares, Remaining unvested at December 31, 2024
Weighted- Average Exercise Price Per Share, Remaining unvested at December 31, 2024		$ 3,157.8
Number of Shares, Forfeited		(8)	(98)
Weighted- Average Exercise Price Per Share, Forfeited		$ 3,157.8	$ 3,157.8